Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Compensation for key Management and Board of Directors	Compensation for key management and Board of Directors
	Years ended December 31,
In thousands of USD	2025	2024	2023
Salaries and other emoluments	10,798	9,064	8,986
Total	10,798	9,064	8,986

Schedule of Related Party and the Relationship with the Group	the following set forth the significant related party and the relationship with the Group:
Name of related party	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”, rebranded as the “BIT Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of BIT Group and has significant influence over BIT Group.

Schedule of Details of Assets and Liabilities Transactions with the Related Party

Details of assets and liabilities with the related parties are as follows:

	At December 31,
In thousands of USD	2025	2024
Due from related parties
- Trade receivables(1)	313	6,171
- Other receivables (1)	9,341	9,341
Total due from related parties	9,654	15,512

Cryptocurrency receivable from a related party
- Cryptocurrency – receivables(2)	135,558	-
Total due from a related party	135,558	-

Due to a related party
- Other payables(3)	4,340	8,747
Total due to a related party	4,340	8,747

Borrowings from a related party
- Borrowings(2)	521,831	-
Total borrowings from a related party	521,831	-

Details of transactions with the related party are as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
- Provide service to related parties(1)	1,301	18,715	754
- Sales of goods to a related party	-	41	-
- Receive service from a related party	486	182	228
- Interest expense on borrowings from a related party(4)	29,895	-	-
- Loss on disposal of business to a related party	-	-	74
- Changes in fair value of financial assets at fair value through profit or loss	(1,467)	1,920	3,527

(1)	Mainly related to the hosting service provided by the Group for year ended December 31, 2024. The Group did not provide any hosting service to a related party for the years ended December 31, 2025 and 2023.

(2)

On April 15, 2025, the Group entered into a loan agreement (the “BIT Assets Collateralized Loan”) with BIT Group for a financing facility of up to US$200.0 million. Subsequently, in July and October 2025, the Group entered into amendments to the BIT Assets Collateralized Loan, pursuant to which total maximum financing facility was increased from US$200.0 million to US$400.0 million and the definition of collateral was expanded to include mining rigs, inventories, datacenter assets and such other collateral as may be mutually agreed between the parties. Loans drawn under the facility bear a variable interest rate equal to 9.0% plus a market-based reference rate and are repayable in fixed monthly instalments over a 24-month term. The facility is collateralized by assets of the Group, including mining rigs, and is maintained in compliance with an agreed loan-to-value ratio. Refer to Note 11 for further details.

In October and December 2025, the Group entered into additional loan agreements with BIT Group similar to the BIT Assets Collateralized Loan arrangement, pursuant to which additional financing facilities of US$100.0 million and US$50.0 million were made available in each respective month, for an aggregate of US$150.0 million, on substantially the same terms.

In September 2025, the Group entered into a loan agreement (the “BIT BTC Collateralized Loan”) with BIT Group for a financing facility of up to US$400.0 million. Loans drawn under the facility bear interest at 8.35% per annum, payable monthly in arrears. Each drawdown has a tenor of 24 months from its drawdown date and is collateralized by Bitcoin, maintained based on a loan-to-value ratio. The fair value of the Bitcoin provided as collateral for this financial facility is disclosed in Note 7.

(3)	As of December 31, 2025, other payables primarily represent interest payable on borrowings and accrued service expenses related to custody services. As of December 31, 2024, other payables primarily represent deposits received in connection with hosting services and accrued service expenses. The deposits related to hosting services were released in September 2025 upon settlement of the related receivable.

(4)	Interest expense on borrowings from a related party includes capitalized borrowing costs.